CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 1,075,942	$ 589,886
Other current financial assets	497	3,504
Other current non-financial assets	129,854	129,837
Trade and other current receivables	839,184	814,412
Accounts receivable due from related companies	7,324	3,488
Current inventories	1,030,196	868,462
Current biological assets	315,924	307,796
Current tax assets	36,513	49,471
Total Current Assets other than assets or disposal groups classified as held for sale	3,435,434	2,766,856
Non-Current Assets or disposal groups classified as held for sale	5,726	3,507
Non-Current Assets or disposal groups classified as held for sale	5,726	3,507
Total Current Assets	3,441,160	2,770,363
Non-Current Assets
Other non-current financial assets	20,346	56,600
Other non-current non-financial assets	86,948	121,521
Trade and other non-current receivables	15,149	16,040
Accounts receivable due from related companies, non-current	481	1,056
Investments accounted for using equity method	358,053	368,772
Intangible assets other than goodwill	90,093	88,615
Goodwill	65,851	69,922
Property, plant and equipment	7,174,693	7,034,299
Non-current biological assets	3,336,339	3,459,146
Deferred tax assets	4,635	8,266
Total Non-Current Assets	11,152,588	11,224,237
Total Assets	14,593,748	13,994,600
Current Liabilities
Other current financial liabilities	537,596	500,344
Trade and other current payables	659,618	717,346
Accounts payable to related companies	10,229	11,208
Other current provisions	413	2,728
Current tax liabilities	153,642	8,088
Current provisions for employee benefits	5,656	5,730
Other current non-financial liabilities	212,610	153,950
Total Current Liabilities other than assets included in disposal groups classified as held for sale	1,579,764	1,399,394
Total Current Liabilities	1,579,764	1,399,394
Non-Current Liabilities
Other non-current financial liabilities	4,044,279	3,778,567
Non-current payables	2,230	0
Other non-current provisions	33,884	36,008
Deferred tax liabilities	1,417,658	1,485,365
Non-current provisions for employee benefits	64,895	66,033
Other non-current non-financial liabilities	112,067	112,340
Total Non-Current Liabilities	5,675,013	5,478,313
Total Liabilities	7,254,777	6,877,707
Equity
Issued capital	353,618	353,618
Retained earnings	7,824,045	7,425,133
Other reserves	(875,884)	(703,778)
Equity attributable to parent company	7,301,779	7,074,973
Non-controlling interests	37,192	41,920
Total Equity	7,338,971	7,116,893
Total Equity and Liabilities	$ 14,593,748	$ 13,994,600